Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated October 9, 2026
to the Summary Prospectus dated December 1, 2025
At a meeting held on September 15, 2026, the Board of Directors of Davis New York Venture Fund, Inc., on behalf of its series Davis Research Fund (“DRF”) (and separately on August 19, 2026, the Board of Trustees of Davis Fundamental ETF Trust, on behalf of its series Davis Select U.S. Equity ETF (“DUSA”)), including the Directors who are not “interested persons” (the “Independent Directors”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved an Agreement and Plan of Reorganization and Liquidation between DRF and DUSA.
Each fund seeks long-term growth of capital (with DUSA also seeking capital preservation).
The Board of Directors of Davis New York Venture Fund, Inc. has determined that the Reorganization is in the best interests of DRF and will not result in the dilution of the interests of existing stockholders of DRF. DUSA offers improved tax efficiency, greater trading flexibility, and increased transparency of portfolio holdings. There are also certain risks, costs, and other considerations associated with the Reorganization, including the risk that shares of DUSA trade in the secondary market at prices that may differ from the NAV, that stockholders of the DUSA may be charged fees and commissions by their brokers when transacting in ETF shares, that certain account types generally cannot hold shares of ETFs, and certain other risks associated with ETF shares. The Board believes, however, that the benefits of the Reorganization substantially outweigh the risks, costs, and other considerations.
The Reorganization will be presented to stockholders of DRF at a special meeting of stockholders, which is scheduled to be held on or about November 13, 2026. In the coming weeks, stockholders of record of DRF will receive a Combined Proxy Statement/Prospectus describing the proposed Reorganization and setting forth the details of the special meeting of stockholders. The Combined Proxy Statement/Prospectus is expected to include information describing the similarities and differences between DUSA and DRF (including their fees and expenses and form of organization), the structure and operations of DUSA, the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), the factors considered by the Boards in approving the Reorganization, the anticipated tax-free treatment of the Reorganization, and voting instructions, along with a proxy card.
If the Reorganization is approved by stockholders and subject to the satisfaction of certain closing conditions set forth in the Plan, the Reorganization is currently expected to close on or about November 13, 2026. Upon closing, stockholders who hold their DRF shares in a brokerage account eligible to hold ETF shares (a “Qualifying Brokerage Account”) will receive ETF shares having an aggregate net asset value equal to the aggregate net asset value of their DRF shares held immediately prior to the Reorganization, plus any cash in lieu of fractional shares, if applicable. As a result, such stockholders will become stockholders of DUSA and will no longer be stockholders of DRF. DRF will then be dissolved.
The proposed Reorganization is expected to qualify as a tax-free transaction for U.S. federal income tax purposes. However, because ETF shares are not issued in fractional shares, stockholders who hold fractional shares of DRF may have such fractional shares redeemed in cash at net asset value immediately prior to the Reorganization. Any such cash payment may be treated as a taxable transaction for U.S. federal income tax purposes.
If stockholders approve the Reorganization, there are several operational and other steps that must occur to implement the Reorganization for DRF and its stockholders. More information about these matters is set forth below. Importantly, as noted above, stockholders must have a Qualifying Brokerage Account.
◼
Realized Capital Gain and Dividend Distribution
DRF expects to make its last capital gain distribution on or about November 9, 2026, before the closing of the Reorganization.
◼
Transferring DRF Shares to a Brokerage Account
To receive ETF shares in the Reorganization, you must hold your DRF shares in a qualifying brokerage account. If you already hold your DRF shares in a brokerage account that can hold ETF shares, no action is necessary. If you do not hold your DRF shares in a brokerage account that can hold ETF shares, Davis Selected Advisers, L.P. can assist you in opening one. If you do not open a qualifying brokerage account, this type of liquidation will result in a cash payment to you, which could be taxable to you if the shares are held in a taxable account.

◼
Suspension of Purchases and Redemptions
Effective the close of business on November 10, 2026, new positions in DRF may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date.
Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.
◼
More Information about Trading an ETF
There are some differences between transacting in DRF shares and transacting in ETF shares. ETF shares may only be traded through a brokerage account, and transactions will be executed on an exchange at prevailing market prices. Because ETF shares trade at market prices rather than at NAV, ETF shares may trade at a price less than (discount) or greater than (premium) the portfolio’s net asset value. As with all ETFs, your brokerage platform may charge a commission for purchase and sales transactions.
In connection with the Reorganization, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the proxy statement/prospectus will not be distributed to shareholders of Davis Research Fund unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Davis Funds at 1-800-279-0279. The proxy statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated October 9, 2026
to the Prospectus dated December 1, 2025
At a meeting held on September 15, 2026, the Board of Directors of Davis New York Venture Fund, Inc., on behalf of its series Davis Research Fund (“DRF”) (and separately on August 19, 2026, the Board of Trustees of Davis Fundamental ETF Trust, on behalf of its series Davis Select U.S. Equity ETF (“DUSA”)), including the Directors who are not “interested persons” (the “Independent Directors”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved an Agreement and Plan of Reorganization and Liquidation between DRF and DUSA.
Each fund seeks long-term growth of capital (with DUSA also seeking capital preservation).
The Board of Directors of Davis New York Venture Fund, Inc. has determined that the Reorganization is in the best interests of DRF and will not result in the dilution of the interests of existing stockholders of DRF. DUSA offers improved tax efficiency, greater trading flexibility, and increased transparency of portfolio holdings. There are also certain risks, costs, and other considerations associated with the Reorganization, including the risk that shares of DUSA trade in the secondary market at prices that may differ from the NAV, that stockholders of the DUSA may be charged fees and commissions by their brokers when transacting in ETF shares, that certain account types generally cannot hold shares of ETFs, and certain other risks associated with ETF shares. The Board believes, however, that the benefits of the Reorganization substantially outweigh the risks, costs, and other considerations.
The Reorganization will be presented to stockholders of DRF at a special meeting of stockholders, which is scheduled to be held on or about November 13, 2026. In the coming weeks, stockholders of record of DRF will receive a Combined Proxy Statement/Prospectus describing the proposed Reorganization and setting forth the details of the special meeting of stockholders. The Combined Proxy Statement/Prospectus is expected to include information describing the similarities and differences between DUSA and DRF (including their fees and expenses and form of organization), the structure and operations of DUSA, the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), the factors considered by the Boards in approving the Reorganization, the anticipated tax-free treatment of the Reorganization, and voting instructions, along with a proxy card.
If the Reorganization is approved by stockholders and subject to the satisfaction of certain closing conditions set forth in the Plan, the Reorganization is currently expected to close on or about November 13, 2026. Upon closing, stockholders who hold their DRF shares in a brokerage account eligible to hold ETF shares (a “Qualifying Brokerage Account”) will receive ETF shares having an aggregate net asset value equal to the aggregate net asset value of their DRF shares held immediately prior to the Reorganization, plus any cash in lieu of fractional shares, if applicable. As a result, such stockholders will become stockholders of DUSA and will no longer be stockholders of DRF. DRF will then be dissolved.
The proposed Reorganization is expected to qualify as a tax-free transaction for U.S. federal income tax purposes. However, because ETF shares are not issued in fractional shares, stockholders who hold fractional shares of DRF may have such fractional shares redeemed in cash at net asset value immediately prior to the Reorganization. Any such cash payment may be treated as a taxable transaction for U.S. federal income tax purposes.
If stockholders approve the Reorganization, there are several operational and other steps that must occur to implement the Reorganization for DRF and its stockholders. More information about these matters is set forth below. Importantly, as noted above, stockholders must have a Qualifying Brokerage Account.
◼
Realized Capital Gain and Dividend Distribution
DRF expects to make its last capital gain distribution on or about November 9, 2026, before the closing of the Reorganization.
◼
Transferring DRF Shares to a Brokerage Account
To receive ETF shares in the Reorganization, you must hold your DRF shares in a qualifying brokerage account. If you already hold your DRF shares in a brokerage account that can hold ETF shares, no action is necessary. If you do not hold your DRF shares in a brokerage account that can hold ETF shares, Davis Selected Advisers, L.P. can assist you in opening one. If you do not open a qualifying brokerage account, this type of liquidation will result in a cash payment to you, which could be taxable to you if the shares are held in a taxable account.

◼
Suspension of Purchases and Redemptions
Effective the close of business on November 10, 2026, new positions in DRF may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date.
Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.
◼
More Information about Trading an ETF
There are some differences between transacting in DRF shares and transacting in ETF shares. ETF shares may only be traded through a brokerage account, and transactions will be executed on an exchange at prevailing market prices. Because ETF shares trade at market prices rather than at NAV, ETF shares may trade at a price less than (discount) or greater than (premium) the portfolio’s net asset value. As with all ETFs, your brokerage platform may charge a commission for purchase and sales transactions.
In connection with the Reorganization, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the proxy statement/prospectus will not be distributed to shareholders of Davis Research Fund unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Davis Funds at 1-800-279-0279. The proxy statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated October 9, 2026
to the Statement of Additional Information dated December 1, 2025
At a meeting held on September 15, 2026, the Board of Directors of Davis New York Venture Fund, Inc., on behalf of its series Davis Research Fund (“DRF”) (and separately on August 19, 2026, the Board of Trustees of Davis Fundamental ETF Trust, on behalf of its series Davis Select U.S. Equity ETF (“DUSA”)), including the Directors who are not “interested persons” (the “Independent Directors”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved an Agreement and Plan of Reorganization and Liquidation between DRF and DUSA.
Each fund seeks long-term growth of capital (with DUSA also seeking capital preservation).
The Board of Directors of Davis New York Venture Fund, Inc. has determined that the Reorganization is in the best interests of DRF and will not result in the dilution of the interests of existing stockholders of DRF. DUSA offers improved tax efficiency, greater trading flexibility, and increased transparency of portfolio holdings. There are also certain risks, costs, and other considerations associated with the Reorganization, including the risk that shares of DUSA trade in the secondary market at prices that may differ from the NAV, that stockholders of the DUSA may be charged fees and commissions by their brokers when transacting in ETF shares, that certain account types generally cannot hold shares of ETFs, and certain other risks associated with ETF shares. The Board believes, however, that the benefits of the Reorganization substantially outweigh the risks, costs, and other considerations.
The Reorganization will be presented to stockholders of DRF at a special meeting of stockholders, which is scheduled to be held on or about November 13, 2026. In the coming weeks, stockholders of record of DRF will receive a Combined Proxy Statement/Prospectus describing the proposed Reorganization and setting forth the details of the special meeting of stockholders. The Combined Proxy Statement/Prospectus is expected to include information describing the similarities and differences between DUSA and DRF (including their fees and expenses and form of organization), the structure and operations of DUSA, the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), the factors considered by the Boards in approving the Reorganization, the anticipated tax-free treatment of the Reorganization, and voting instructions, along with a proxy card.
If the Reorganization is approved by stockholders and subject to the satisfaction of certain closing conditions set forth in the Plan, the Reorganization is currently expected to close on or about November 13, 2026. Upon closing, stockholders who hold their DRF shares in a brokerage account eligible to hold ETF shares (a “Qualifying Brokerage Account”) will receive ETF shares having an aggregate net asset value equal to the aggregate net asset value of their DRF shares held immediately prior to the Reorganization, plus any cash in lieu of fractional shares, if applicable. As a result, such stockholders will become stockholders of DUSA and will no longer be stockholders of DRF. DRF will then be dissolved.
The proposed Reorganization is expected to qualify as a tax-free transaction for U.S. federal income tax purposes. However, because ETF shares are not issued in fractional shares, stockholders who hold fractional shares of DRF may have such fractional shares redeemed in cash at net asset value immediately prior to the Reorganization. Any such cash payment may be treated as a taxable transaction for U.S. federal income tax purposes.
If stockholders approve the Reorganization, there are several operational and other steps that must occur to implement the Reorganization for DRF and its stockholders. More information about these matters is set forth below. Importantly, as noted above, stockholders must have a Qualifying Brokerage Account.
◼
Realized Capital Gain and Dividend Distribution
DRF expects to make its last capital gain distribution on or about November 9, 2026, before the closing of the Reorganization.
◼
Transferring DRF Shares to a Brokerage Account
To receive ETF shares in the Reorganization, you must hold your DRF shares in a qualifying brokerage account. If you already hold your DRF shares in a brokerage account that can hold ETF shares, no action is necessary. If you do not hold your DRF shares in a brokerage account that can hold ETF shares, Davis Selected Advisers, L.P. can assist you in opening one. If you do not open a qualifying brokerage account, this type of liquidation will result in a cash payment to you, which could be taxable to you if the shares are held in a taxable account.

◼
Suspension of Purchases and Redemptions
Effective the close of business on November 10, 2026, new positions in DRF may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date.
Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.
◼
More Information about Trading an ETF
There are some differences between transacting in DRF shares and transacting in ETF shares. ETF shares may only be traded through a brokerage account, and transactions will be executed on an exchange at prevailing market prices. Because ETF shares trade at market prices rather than at NAV, ETF shares may trade at a price less than (discount) or greater than (premium) the portfolio’s net asset value. As with all ETFs, your brokerage platform may charge a commission for purchase and sales transactions.
In connection with the Reorganization, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the proxy statement/prospectus will not be distributed to shareholders of Davis Research Fund unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Davis Funds at 1-800-279-0279. The proxy statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).